Stock-Based Compensation and Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation and Benefit Plans

9. Stock-Based Compensation and Benefit Plans

Stock Options and Performance Awards

On February 9, 2010, the board of directors adopted the 2010 Equity Incentive Plan (the “2010 EIP”), which was approved by the shareholders of the Company. Participants in the plan include the Company’s employees, officers, directors, consultants, or independent contractors. On February 12, 2014, the Board of Directors approved the assumption of the 2010 EIP as part of the Merger; however, it was agreed that no new grants would be made under the 2010 EIP. On February 12, 2014, the board of directors also adopted the 2014 Stock Incentive Plan (the “2014 SIP”). On June 2, 2016, the board of directors adopted the 2016 Stock Incentive Plan (the “2016 SIP”).

The Company’s Chief Executive Officer may, on a discretionary basis and without committee review or approval, grant non-qualified (non-statutory) stock options for up to 6,667 common shares to new employees of the Company who are not officers of the Company during each fiscal year. Incentives under the plan may be granted in one or a combination of the following forms: (a) incentive stock options and non-statutory stock options; (b) stock appreciation rights (“SARs”); (c) stock awards; (d) restricted stock; (e) restricted stock units; and (f) performance shares. Eligible participants include officers and employees of the company, members of the Board of Directors, and consultants or other independent contractors. No person is eligible to receive grants of stock options and SARs under the 2014 SIP that exceed, in the aggregate, 26,667 shares of common stock in any one year. The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the plan may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options expire five years from the date of grant.

The following is a summary of shares issuable pursuant to options granted as of September 30, 2016:

	Maximum	Outstanding	Exercisable
2010 EIP	45,000	7,607	7,607
2014 SIP	101,442	62,662	35,869
2016 SIP	600,000	47,449	16,341
Issued outside of plans	—	216,455	158,460
Shares issuable pursuant to options granted		334,173	218,277

The following is a summary of stock option activity for the nine months ended September 30, 2016:

			Weighted
	Number of		Remaining
	Shares Issuable	Weighted Avg.	Contractual	Intrinsic
	Under Options	Exercise Price	Life (Years)	Value
				(In thousands)
Balance, December 31, 2015	249,951	$19.80	3.95	$-
Granted	99,605	6.07
Exercised	—	—
Forfeited or Expired	(31,295)	12.15
Balance, March 31, 2016	318,261	16.35	3.70	122
Granted	6,668	6.78
Exercised	—	—
Forfeited or Expired	(34,549)	16.18
Balance, June 30, 2016	290,380	16.08	3.82	$83
Granted	49,005	7.28
Exercised	—	—
Forfeited or Expired	(5,212)	13.12
Balance, September 30, 2016	334,173	$14.84	3.77	210
Exercisable at September 30, 2016	218,277	$18.22	3.47	$71

Information with respect to stock options outstanding and exercisable as of September 30, 2016 is as follows:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
				(In thousands)			(In thousands)
$5.10 to $7.85	128,387	4.49	$6.52	$209	43,323	$6.53	$70
$8.25 to $12.44	14,983	3.62	10.67	1	10,475	10.57	1
$12.45 to $20.25	64,986	3.89	13.01	—	42,551	13.02	—
$22.50 to $60.00	125,817	2.99	24.77	—	121,928	24.84	—
	334,173	3.77	$14.84	$210	218,277	$18.22	$71

The Company has also adopted a performance bonus plan (the “Performance Bonus Plan”), which is intended to provide incentive for associates to establish quarterly goals and objectives as defined by management and achieve those goals and objectives above the established criteria. Shares issued pursuant to the Performance Bonus Plan to date have been issued under the 2014 SIP. The Company issued 22,539 shares to associates pursuant to the Performance Bonus Plan during the nine months ended September 30, 2016.

Stock Compensation Expense Information

The Company utilizes the Black-Scholes option pricing model when determining the compensation cost associated with stock options issued using the following significant assumptions:

Stock price:	Published trading market values of the Company’s common stock as of the grant date of the stock options.
Exercise price:	The stated exercise price of the stock option.
Expected term:	The Company’s assumption of the term of the stock options based on historical exercise data.
Expected dividend:	The rate of dividends that the Company expects to pay over the term of the stock options.
Volatility:	For periods prior to the Company’s public offering, volatility is estimated based on the volatility of comparable peer companies that are publicly traded, and for later periods the Company includes its actual common stock trading history.
Risk-free interest rate:	The daily United States Treasury yield curve rate.

The fair value of the stock options issued was determined using the Black-Scholes option pricing model and the following assumptions for the periods presented:

	Three Months Ended		Nine Months Ended
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Stock price	$5.10 to $7.85	$8.25 to $12.45	$5.10 to $7.85	$8.25 to $20.25
Exercise price	$5.10 to $7.85	$8.25 to $12.45	$5.10 to $7.85	$8.25 to $20.25
Expected term	3 Years	2 to 3 Years	3 Years	2 to 3 Years
Expected dividend	0%	0%	0%	0%
Volatility	78% to 83%	31% to 45%	61% to 83%	26% to 45%
Risk-free interest rate	0.71% to 0.86%	0.90% to 1.08%	0.71% to 1.31%	0.22% to 1.08%

The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and impacts the amount of unamortized compensation expense to be recognized in future periods.

Compensation expense recognized for the issuance of warrants, stock options, restricted stock grants and stock bonuses for the periods presented was as follows:

	Three Months Ended		Nine Months Ended
(In thousands)	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Stock-based compensation costs included in:
Cost of revenue	$14	$17	$87	$33
Sales and marketing expenses	47	27	130	58
Research and development expenses	12	24	86	63
General and administrative expenses	94	80	172	148
Total stock-based compensation expense	$167	$148	$475	$302

As of September 30, 2016, the total compensation cost related to unvested options awards not yet recognized was approximately $281,000, which will be recognized over a weighted-average period of 1.4 years.

2014 Associate Stock Purchase Plan

In September 2014 and August 2015, the Company’s Board of Directors and stockholders, respectively, approved the 2014 Associate Stock Purchase Plan, under which 33,334 shares were reserved for purchase by the Company’s associates (employees). The purchase price of the shares under the plan is the lesser of 85% of the fair market value on the first or last day of the offering period. Offering periods are every six months ending on June 30 and December 31. Associates may designate up to ten percent of their compensation for the purchase of shares under the plan. As of September 30, 2016, there are 7,456 shares available for purchase remaining in the plan.

13. Stock-Based Compensation and Benefit Plans

Stock Options, Restricted Stock Awards and Performance Awards

On February 9, 2010, the board of directors adopted the 2010 Equity Incentive Plan (2010 EIP). The plan was approved by its shareholders. Participants in the plan include its employees, officers, directors, consultants, or independent contractors. On February 12, 2014, the Board of Directors approved the assumption of the 2010 EIP as part of the reverse merger transaction with DE2; however, it was agreed that no new grants would be made from this plan. As of December 31, 2015, the number of common stock reserved for issuance under the 2010 EIP was 7,962 shares. On February 12, 2014, the board of directors also adopted the 2014 Stock Incentive Plan (2014 SIP) with an aggregate of 101,442 shares of common stock, $0.0001 par value per share. The plan will be administered by the Company’s Board of Directors or an authorized committee. The Company’s Chief Executive Officer may, on a discretionary basis and without committee review or approval, grant non-qualified (non-statutory) stock options for up to 6,667 common shares to new employees of the Company who are not officers of the Company during each fiscal year. Incentives under the plan may be granted in one or a combination of the following forms: (a) incentive stock options and non-statutory stock options; (b) stock appreciation rights; (c) stock awards; (d) restricted stock; (e) restricted stock units; and (f) performance shares. Eligible participants include officers and employees of the company, members of the Board of Directors, and consultants or other independent contractors. No person is eligible to receive grants of stock options and SARs under the plan that exceed, in the aggregate, 26,667 shares of common stock in any one year. The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the plan may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options expire five years from the date of grant.

In December 2014, the Board of Directors approved an adjustment to the exercise price of options to purchase 30,334 shares with an exercise price of $60.00 per share to $22.50 per share. The vesting for these options was unchanged. The aggregate excess of fair value of the $22.50 options over the $60.00 options on the date of the modification was approximately $42,000. As a result of this modification the Company recorded additional share-based compensation expense of approximately $36,000 for the vested portion of those options immediately, and the remaining $6,000 will be recognized over the remaining vesting term through March 2016.

During the year ended December 31, 2014, the Company issued options to purchase 133,628 shares to its directors, executives and associates of the Company at a weighted average exercise price of $22.50. The Company determined the fair value of the options granted to be $339,671 for the fiscal year ended December 31, 2014 using the Black-Scholes option pricing model. Of the stock options granted, options with respect to 22,517 shares are being expensed one third on date of grant and the other two thirds over the two anniversary periods and options with respect to 111,045 shares were expensed 50% on date of grant and 50% on a straight-line basis over a one year period.

During the year ended December 31, 2015, the Company issued options to purchase 115,150 shares, with exercise prices ranging from $8.25 to $22.50 per share. The aggregate fair value of options granted totaled approximately $395,000 for the year ended December 31, 2015. Of those options, options issued to executive management and directors outside of the 2014 SIP plan covered 84,917 shares and vest 1/3rd on date of grant and 1/3rd each of the first two anniversary dates thereafter. A total of 2,667 options issued to a director vested 100% on the grant date in January 2015.

In July 2015, the Company issued each non-executive Associate (employee) 134 restricted shares which cliff vested on December 31, 2015. Restricted stock awards are subject to forfeiture if employment terminates prior to the release of the restrictions. During the vesting period, ownership of the shares cannot be transferred. Restricted stock is considered issued and outstanding at the grant date and has the same voting rights as other common stock. The total aggregate restricted shares issued totaled 6,800, of which 1,200 were forfeited. The fair value of approximately $31,000 was recognized on a straight line basis through the end of 2015.

In November 2015, the Company issued certain non-executive Associates (employees) common stock under the 2014 Equity Incentive Plan as part of the Company’s quarterly Performance Bonus Plan. Cachet’s performance bonus plan is to provide incentive for associates to establish quarterly goals and objectives as defined by management and achieve those goals and objectives above the established criteria. The performance awards issued totaled 4,803 shares. The fair value of approximately $41,000 was recognized in 2015.

As of December 31, 2015, the Company had outstanding stock options totaling 48,367 shares granted under the 2014 SIP. As of this date, the 2010 EIP had outstanding stock options of 7,962 shares. The Company has also issued stock options outside of the SIP plan. As of December 31, 2015, the Company had outstanding stock options totaling 193,584 shares issued outside of the SIP plan.

Stock Compensation Expense Information

FASB ASC 718-10 requires measurement and recognition of compensation expense for all stock-based payments including warrants, stock options, restricted stock grants and stock bonuses based on estimated fair values. Compensation expense recognized for the issuance of warrants, stock options, restricted stock grants and stock bonuses for the years ended December 31, 2015 and 2014 was as follows:

	Year Ended
	December 31, 2015	December 31, 2014
Stock-based compensation costs included in:
Cost of revenue	$55,774	$21,753
Sales and marketing expenses	91,009	51,803
Research and development expenses	104,851	41,365
General and administrative expenses	191,924	201,255
Total stock-based compensation expense	$443,558	$316,176

As of December 31, 2015 the total compensation cost related to unvested options awards not yet recognized was $211,499. That cost will be recognized over a weighted average period of 1.5 years. There were no options exercised during the years ended December 31, 2015 and 2014.

The estimated fair values of stock options granted and assumptions used for the Black-Scholes option pricing model were as follows:

	Year Ended
	December 31, 2015	December 31, 2014
Estimated Fair Value	$395,252	$339,671
Shares Issuable Under Options Granted	115,150	133,628
Expected Term	2 to 3 Years	2 to 3 Years
Expected Dividend	0%	0%
Volatility	26% to 48%	27% to 29%
Risk Free Interest Rate	0.22% to 1.08%	0.22% to 1.00%

Following is a summary of stock option activity in 2015 and 2014:

				Weighted
	Number of			Remaining
	Shares Issuable	Weighted Avg.		Contractual	Intrinsic
	Under Options	Exercise Price		Life (Years)	Value
Balance, December 31, 2013	55,210	$52.35	*
Granted	133,628	22.50
Exercised	-	-
Forfeited or Expired	(8,492)	55.35
Balance, December 31, 2014	180,346	30.15	*	4.05	$61,875
Granted	115,150	13.80
Exercised	-	-
Forfeited or Expired	(45,545)	26.40
Balance, December 31, 2015	249,951	$19.80		3.95	$-
Exercisable at December 31, 2015	175,625	$$22.20		3.72	$-

* Reflects the February 2014 and December 2014 exercise price adjustment.

Information with respect to common stock options outstanding and exercisable at December 31, 2015:

	Stock Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Price	Aggregate Intrinsic Value
$8.25 to $17.25	95,254	4.50	$12.45	$—	34,548	$12.60	$—
$20.25 to $22.50	146,735	3.62	22.50	—	133,644	22.50	—
$60.00	7,962	3.37	60.00	—	7,433	60.00	—
	249,951	3.95	$19.80	$—	175,625	$22.20	$—

The Company calculates the estimated expected life based upon historical exercise data. The risk-free interest rate assumption is based on observed interest rates appropriate for the term of the Company’s stock options. The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies that are publicly traded for periods prior to its public offering, and the Company includes its actual common stock trading to compute volatility for later periods. The dividend yield assumption is based on the Company’s history and expectation of no future dividend payouts.

The Company has used an expected life of two to three years for the term of the options. As only a minimal number of options have been exercised, management has made an estimate of an average life that is slightly longer than the vesting period. The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impacts the amount of unamortized compensation expense to be recognized in future periods.

2014 Associate Stock Purchase Plan

In September 2014 and August 2015, the Company’s Board of Directors and stockholders, respectively, approved the 2014 Associate Stock Purchase Plan, under which 33,334 shares were reserved for purchase by the Company’s associates (employees). The purchase price of the shares under the plan is the lesser of 85% of the fair market value on the first or last day of the offering period. Offering periods are every six months ending on June 30 and December 31. Associates may designate up to ten percent of their compensation for the purchase of shares under the plan. Total shares purchased by associates under the plan were 11,067 and 2,704 in the years ended December 31, 2015 and 2014, respectively.